HOMESTATE
                                   ---------
 PENNSYLVANIA   [GRAPHIC] CAPITAL "E" IN AN OCTAGONAL-SHAPED LOGO GROWTH FUND











                              SEMI-ANNUAL REPORT
                              ------------------
                               DECEMBER 31, 1995




































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                    THE HOMESTATE PENNSYLVANIA GROWTH FUND

                                ABOUT THE FUND
                                --------------
The  HomeState  Pennsylvania  Growth Fund seeks long-term  growth  of  capital
through   investment  primarily  in  the  common  stocks  of  companies   with
headquarters or significant operations in the Commonwealth of Pennsylvania.

     FUND MANAGEMENT HAS IDENTIFIED THREE KEY POINTS AS COMPONENTS OF ITS
                             INVESTMENT STRATEGY:

                       PENNSYLVANIA AS A PRIMARY MARKET
                       --------------------------------
The State is home to over 500 publicly traded companies, including 33 Fortune 500 companies. Pennsylvania's $244 billion economy is similar in size to that of many individual countries', including Mexico and South Korea. Its corporate profile is diverse, from traditional manufacturing companies to state-of-the-art biopharmaceutical firms, with growth and expansion in medical and health services, trade, education and financial institutions.

                      UNCOVERING INVESTMENT OPPORTUNITIES
                      -----------------------------------
The Fund's investment adviser, Emerald Advisers, Inc., employs a full-time research staff to explore the local Pennsylvania companies that are often ignored by traditionally nationally oriented research firms. Emerald's mission is to keep a constant eye on the State's business community, actively updating a company's progress by talking to its management, employees, suppliers, customers and competitors.

                        AN EXPERIENCED MANAGEMENT TEAM
                        ------------------------------
Emerald Advisers, Inc.'s team of investment professionals bring to the Fund diverse background experience gained from the securities brokerage, trust and banking, institutional investment advisory and mutual fund industries.

The Fund's portfolio is managed by Kenneth G. Mertz II, CFA, who previously served as chief investment officer to the $12 billion Pennsylvania State Employees Retirement System.



 BY SEEKING OUT THE INVESTMENT OPPORTUNITIES FOUND HERE IN OUR HOME STATE, OUR
  EXPERIENCED INVESTMENT PROFESSIONALS WORK TO PROVIDE FUND SHAREHOLDERS WITH
                               WHAT WE CALL. . .


                          "THE HOMESTATE ADVANTAGE."


THIS REPORT CONTAINS INFORMATION ABOUT THE FUND'S PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND WILL FLUCTUATE IN VALUE SO THAT YOUR ACCOUNT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL PURCHASE PRICE.




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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
REPORT FROM MANAGEMENT
------------------------------------------------------------------------------

                                                             February 15, 1996

Dear Shareholder:

We are pleased to report the performance results for the first six months of the HomeState Pennsylvania Growth Fund's fourth fiscal year. The total return without adjustments for sales charges for the six-month period ended December 31, 1995 was 18.34%, substantially better than market benchmarks such as the Standard & Poor's 500 Index's return of 14.43% and the Wilshire 5000 Index's (a composite of all issues traded on the New York, American and NASDAQ exchanges) return of 14.48%. The Fund's results were also substantially higher than the Russell 2000 Index's (a small company index), which was up 12.27% including reinvested dividends, and the Morningstar Growth Funds average, which was up 11.34%. Including the Fund's maximum sales charge of 5%, the Fund was up 12.42% for the six-month period.

Performance results for the Fund for periods ended December 31, 1995 are as follows:

                                    AVERAGE ANNUALIZED RETURNS     CUMULATIVE
                                   ---------------------------   TOTAL RETURNS
                                   ONE       THREE      SINCE        SINCE
FUND/INDEX                         YEAR      YEARS     10/1/92      10/1/92
----------                         ------    ------    -------   -------------

HomeState PA Growth (at N.A.V.)    44.52%    20.59%    21.94%        90.62%
HomeState PA Growth                37.29%    18.55%    20.03%        81.09%
  (at Maximum Offering Price)
Standard & Poor's 500 Index        37.52%    15.32%    15.79%        61.06%
Wilshire 5000 Index                36.47%    14.93%    16.19%        62.86%
Morningstar Growth Funds Average   30.74%    12.73%    14.69%        56.12%

The Standard & Poor's 500 and Wilshire 5000 indices are unmanaged stock market indices without any associated expenses and their returns assume the reinvestment of all dividends. The Morningstar Growth Funds average is a composite average of 770, 437, and 404 growth-oriented funds over the one year, three year, and since inception (10/l/92) time periods, respectively. Please keep in mind past performance is no guarantee of future results.

These performance results helped your HomeState Fund receive national attention in the last few months. The Fund was cited by Lipper Analytical Services, Inc. ("Lipper") in THE WALL STREET JOURNAL on January 3, 1996, as one of the Top 15 Growth Funds in the nation, of 558 funds measured for the 52 weeks ended December 28, 1995. The Fund also appeared in a Lipper survey in USA TODAY on December 7 as one of the Top 10 Small Funds in the nation from a survey of 377 equity funds with $100 million or less in assets for the three-year period ended November 30, 1995. And finally, Morningstar, Inc. awarded the Fund their highest rating, Five Stars (*****), for the three-year period ended December 31st. Only 10% of the 1,606 equity funds measured received five stars.

                                                                             3
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
REPORT FROM MANAGEMENT
------------------------------------------------------------------------------

Two of the Fund's top holdings were cited as among the best NASDAQ and New York Stock Exchange ("NYSE") performers for calendar year 1995: Iomega Corp. was the best performing NASDAQ issue, and Safeguard Scientifics Inc. was among the Top 10 NYSE issues, from a study published by BARRON'S. While both of these companies have received a great amount of publicity, they are largely ignored by other institutional research firms, and are a direct result of our research team's efforts in uncovering exceptional growth stories both inside as well as outside of the Commonwealth of Pennsylvania. Our research efforts continue to be focused on those companies with little (if any) other research coverage.

With a slowing environment in the fourth calendar quarter of 1995, the Fund emphasized investments in companies that are either first or second in their marketplace and have superior growth rates compared to their peers and the "market." For 1996, investors will be faced with a slow-growth economy. Industrial production is flat and basic manufacturing in the United States is under pressure. Additionally, the leading economic indicators have shown a steady decline for the last ten months. This weakness in economic growth will put continued pressure on the Federal Reserve Board to lower rates in the beginning of 1996. We believe this is likely to occur because worldwide rates and federal government expenditures are declining, and inflation remains under control. With a lack of wage pressure, continued corporate restructuring, and a declining capacity utilization, a lack of inflation will continue to be a major positive for both bond and stock investors in 1996.

This economic environment is leading us to invest only in companies with pricing power and an ability to control their pricing points and therefore their own destiny. These companies are usually niche players and market-share leaders. We are also looking for stable growth companies: stability of earnings means less risk and more confidence in earnings estimates. These companies, represented by industry stocks such as food, cable, and healthcare are not dependent on cyclical or economically driven demand.

Finally, we are pleased to note that the Fund's total assets have more than doubled in the twelve months of 1995, a feat accomplished every year since the Fund's inception. Fund assets stood at just below $30 million at December 31st and Emerald Advisers, Inc., the Fund's investment adviser, now manages
more  than  $120 million for individual and institutional investors.   We  are
also pleased to welcome Rodney Square Management Corp. as the Fund's new administrator and transfer agent and trust you will find improving customer service as a result. As always, we thank you for your confidence and support and welcome your comments or questions.

                                                  Sincerely,

                                                  /s/ Kenneth G. Mertz II

                                                  Kenneth G. Mertz II
                                                  Chief Investment Officer


4
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                          DECEMBER 31, 1995
------------------------------------------------------------------------------
                                                 SHARES     MARKET VALUE**
                                                 ------   ---------------
COMMON STOCK - 98.3%
FINANCE, INSURANCE & REAL ESTATE - 11.4%
     INSURANCE CARRIERS - 3.2%
     American Travellers Corp.*................   9,500    $   267,188
     Donegal Group, Inc........................  10,700        200,625
     Penn-America Group, Inc...................   8,500        121,125
     Penn Treaty American Corp.*...............  12,250        202,125
     Walshire Assurance Co.....................   9,350        153,106
                                                           -----------
                                                               944,169
                                                           -----------
     NATIONAL COMMERCIAL BANKS - 1.3%
     First Capitol Bank/York Pa*...............   2,600         57,850
     Mellon Bank Corp..........................   6,450        346,687
                                                           -----------
                                                               404,537
                                                           -----------
     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 2.1%
     Parkvale Financial Corp...................   7,108        195,470
     Prime Bancorp, Inc........................   7,755        157,039
     Sovereign Bancorp, Inc....................  15,750        159,469
     York Financial Corp. .....................   7,150        120,656
                                                           -----------
                                                               632,634
                                                           -----------
     SECURITY & COMMODITY BROKERS, DEALERS & SERVICES - 0.4%
     BHC Financial, Inc. ......................   7,500        135,000
                                                           -----------
     STATE & NATIONAL BANKS - 4.4%
     BT Financial Corp.........................   3,483        121,034
     Commerce Bancorp, Inc.....................   6,500        143,812
     Corestates Financial Corp.................   4,000        151,500
     First Colonial Group, Inc.................   4,625         84,984
     Kish Bancorp..............................     600         29,700
     Omega Financial Corp......................   6,000        201,000
     Sun Bancorp, Inc..........................  11,515        303,708
     Susquehanna Bancshares, Inc...............  10,000        265,000
                                                           -----------
                                                             1,300,738
                                                           -----------
     TOTAL FINANCE, INSURANCE & REAL ESTATE....              3,417,078
                                                           -----------
MANUFACTURING - 62.7%
     CHEMICALS & ALLIED PRODUCTS - 2.8%
     Air Products and Chemicals, Inc...........   7,400        390,350
     MacDermid, Inc.a..........................   3,500        208,250
     OM Group, Inc.a...........................   7,500        248,437
                                                           -----------
                                                               847,037
                                                           -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                               5
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)-CONTINUED                DECEMBER 31, 1995
------------------------------------------------------------------------------
                                                 SHARES     MARKET VALUE**
                                                 ------   ---------------
     COMMUNICATION EQUIPMENT - 2.6%
     C-COR Electronics, Inc.*..................  30,000    $   705,000
     Scientific-Atlanta, Inc.a.................   5,000         75,000
                                                           -----------
                                                               780,000
                                                           -----------
     COMPUTER & OFFICE EQUIPMENT - 11.6%
     Black Box Corp.*..........................  16,200        265,275
     HDS Network Systems, Inc.*................  13,000         71,500
     HADCO Corp.*a.............................  12,200        343,125
     Iomega Corp.*a............................  14,000        680,750
     Mattson Technology, Inc.*a................  10,000        150,000
     Nocopi Technologies, Inc.*................  70,000         48,300
     Safeguard Scientifics, Inc.*..............  26,300      1,301,850
     Semiconductor Packaging Materials Co.,
       Inc.*a..................................   9,100         84,175
     Silicon Graphics, Inc.*a..................   5,500        151,250
     SubMicron Systems, Inc.*..................  17,800        166,875
     Tseng Laboratories, Inc.*.................  10,000         93,750
     Zycon Corp.*a.............................  10,000        112,500
                                                           -----------
                                                             3,469,350
                                                           -----------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 2.1%
     Cohu, Inc.a ..............................  12,000        306,000
     Genrad, Inc.*a............................  33,000        317,625
                                                           -----------
                                                               623,625
                                                           -----------
     FOOD & BEVERAGE - 1.8%
     Boston Beer Company, Inc..................   1,750         41,562
     Heinz (H.J.) Co...........................   8,550        283,219
     Hershey Foods Corp........................   3,500        227,500
                                                           -----------
                                                               552,281
                                                           -----------
     GLASS, CONCRETE & OTHER PRODUCTS - 0.4%
     Giant Cement Holding, Inc.*...............   9,800        112,700
                                                           -----------
     IRON & STEEL - 3.0%
     Carpenter Technology Corp.................  12,100        497,613
     Universal Stainless & Alloy Products,
       Inc.*a..................................   37,00        393,125
                                                           -----------
                                                               890,738
                                                           -----------
     MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES - 14.1%
     Allen Organ Co. (B Shares)................   6,300        265,387
     AMETEK, Inc...............................  22,500        421,875
     AMP, Inc..................................  12,200        468,175
6                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)-CONTINUED                DECEMBER 31, 1995
------------------------------------------------------------------------------
                                                 SHARES     MARKET VALUE**
                                                 ------   ---------------
     Amphenol Corp. (A Shares)*a...............  10,000   $    242,500
     Cable Design Technologies*................   9,800        431,200
     Charter Power Systems, Inc................  14,500        416,875
     ECC International Corp.*..................  25,300        278,300
     Emcee Broadcast Products, Inc.*...........  70,800        513,300
     Technitrol, Inc...........................  28,100        639,275
     Vishay Intertechnology, Inc.*.............  17,200        541,800
                                                           -----------
                                                             4,218,687
                                                           -----------
     MISC. INDUSTRIAL MACHINERY & EQUIP. - 5.4%
     Harsco Corp...............................   9,800        569,625
     Kennametal, Inc...........................  10,000        317,500
     Owosso Corp...............................  18,700        165,963
     Robroy Industries, Inc. (A Shares)........  10,037        161,847
     York International Corp...................   8,500        399,500
                                                           -----------
                                                             1,614,435
                                                           -----------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.3%
     Penn Engineering & Manufacturing Corp.....   3,700        358,900
     Total Containment, Inc.*..................   8,000         32,000
                                                           -----------
                                                               390,900
                                                           -----------

     OPTICAL & OPHTHALMIC GOODS, PHOTOGRAPHIC EQUIP.  & SUPPLIES - 0.7%
     II-VI, Inc.*..............................  19,500        209,625
                                                           -----------
     PAPER & PAPER PRODUCTS - 0.4%
     Glatfelter (P.H.) Co......................   7,150        122,444
                                                           -----------
     PHARMACEUTICAL PREPARATIONS - 7.5%
     Centocor, Inc.*...........................  18,000        555,750
     IBAH, Inc.*...............................  51,500        321,875
     Integra Lifesciences Corp.*a..............   7,000         45,500
     Magainin Pharmaceuticals, Inc.*...........  63,000        826,875
     Mylan Laboratories, Inc...................  16,800        394,800
     Procept, Inc.*a...........................  24,500         76,562
                                                           -----------
                                                             2,221,362
                                                           -----------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 3.1%
     Arrow International, Inc..................   5,000        198,750
     Healthdyne, Inc.*a........................  10,000         86,250
     Healthdyne Information Enterprises,
       Inc.*a..................................  10,000         21,250
     Healthdyne Technologies, Inc.*a...........  14,000        161,000
     Medical Technology, Inc.*a................ 100,000        206,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                               7
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)-CONTINUED                DECEMBER 31, 1995
------------------------------------------------------------------------------
                                                 SHARES     MARKET VALUE**
                                                 ------   ---------------
     Respironics, Inc.*........................  12,000    $   252,000
                                                           -----------
                                                               925,500
                                                           -----------
     RUBBER & PLASTICS - 0.8%
     Tuscarora, Inc............................  10,000        242,500
                                                           -----------
     SPECIAL INDUSTRIAL MACHINERY - 1.7%
     Met-Pro Corp..............................  34,300        501,638
                                                           -----------
     TELECOMMUNICATIONS EQUIPMENT - 1.5%
     DSC Communications Corp.*a................   6,000        221,250
     Tollgrade Communications, Inc.............  14,000        210,000
                                                           -----------
                                                               431,250
                                                           -----------
     TRANSPORTATION EQUIPMENT - 1.9%
     JLG Industries, Inc.......................  19,000        565,250
                                                           -----------
     TOTAL MANUFACTURING.......................             18,719,322
                                                           -----------
REAL ESTATE INVESTMENT TRUSTS - 1.9%
     Kranzco Realty Trust......................   7,772        114,637
     Liberty Property Trust....................  21,700        450,275
                                                           -----------
     TOTAL REAL ESTATE INVESTMENT TRUSTS.......                564,912
                                                           -----------
SERVICES - 10.4%
     BUSINESS SERVICES - 1.2%
     Right Management Consultants*.............  15,000        348,750
                                                           -----------
     COMPUTER SERVICES - 3.9%
     Datastream Systems, Inc.*a................  15,000        285,000
     Sungard Data Systems, Inc.*...............  13,200        376,200
     Systems & Computer Technology Corp.*......  26,000        516,750
                                                           -----------
                                                             1,177,950
                                                           -----------
     ENGINEERING SERVICES - 0.5%
     Astrotech International Corp.*............  39,766        146,637
                                                           -----------
     FINANCE SERVICES - 1.2%
     DVI, Inc..................................  11,500        161,000
     DiMark, Inc.*.............................  12,500        181,250
                                                           -----------
                                                               342,250
                                                           -----------



8                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)-CONTINUED                DECEMBER 31, 1995
------------------------------------------------------------------------------
                                                 SHARES     MARKET VALUE**
                                                 ------   ---------------
     MEDICAL & HEALTH SERVICES - 3.6%
     Apria Healthcare Group, Inc.*a............  10,500    $   296,625
     Concord Health Group, Inc.*...............  37,500        187,500
     Corecare Systems, Inc.*...................  20,000         27,500
     Genesis Health Ventures, Inc.*............   8,300        302,950
     Renal Treatment Centers, Inc.*............   6,000        264,000
                                                           -----------
                                                             1,078,575
                                                           -----------
     TOTAL SERVICES............................              3,094,162
                                                           -----------
TRANSPORTATION, COMMUNICATION, ELECTRIC & SANITATION - 4.4%
     COMMUNICATION & BROADCASTING - 2.5%
     Adelphia Communications Corp. (A Shares)*.  10,000         70,000
     American Telecasting, Inc.*a..............   6,000         87,000
     Comcast Corp., Special (A Shares).........  25,150        457,416
     Wireless Cable of Atlanta, Inc.*a.........  11,300        124,300
                                                           -----------
                                                               738,716
                                                           -----------
     ELECTRIC, GAS & WATER UTILITIES - 0.7%
     Philadelphia Suburban Corp................  11,000        228,250
                                                           -----------
     TRANSPORTATION - 0.5%
     Arnold Industries, Inc....................   9,000        156,375
                                                           -----------
     TRANSPORTATION SERVICES - 0.7%
     Buckeye Partners, L.P.....................   6,000        204,750
                                                           -----------
     TOTAL TRANSPORTATION, COMMUNICATION, ELECTRIC
       & SANITATION............................              1,328,091
                                                           -----------
WHOLESALE & RETAIL TRADE - 7.5%
     MISCELLANEOUS RETAIL STORES - 1.5%
     National Media Corp.*.....................  13,000        273,000
     Rite Aid Corp.............................   5,000        171,250
                                                           -----------
                                                               444,250
                                                           -----------
     RETAIL APPAREL & ACCESSORY STORES - 1.4%
     Mothers Work, Inc.........................   5,000         73,750
     Piercing Pagoda, Inc.*....................  19,400        349,200
                                                           -----------
                                                               422,950
                                                           -----------
     WHOLESALE CHEMICALS & DRUGS - 1.2%
     AmeriSource Health Corp. (A Shares)*......  10,400        343,200
                                                           -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                               9
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)-CONTINUED                DECEMBER 31, 1995
------------------------------------------------------------------------------
                                                 SHARES     MARKET VALUE**
                                                 ------   ---------------

     WHOLESALE ELECTRONIC EQUIP. & COMPUTERS - 0.9%
     SCI Systems, Inc.*a.......................   9,000    $   279,000
                                                           -----------
     WHOLESALE MISCELLANEOUS - 2.5%
     Alco Standard Corp........................   8,600        392,375
     Exide Corp................................   7,500        344,063
                                                           -----------
                                                               736,438
                                                           -----------
     TOTAL WHOLESALE & RETAIL TRADE............              2,225,838
                                                           -----------
     TOTAL COMMON STOCK (COST $22,690,980).....             29,349,403
                                                           -----------
MONEY MARKET MUTUAL FUND - 1.0%
     SEI Liquid Asset Trust - Government
       Portfolio (COST $304,529)............... 304,529        304,529
                                                           -----------
TOTAL INVESTMENTS (COST $22,995,509) - 99.3%...             29,653,932

OTHER ASSETS AND LIABILITIES, NET - 0.7%.......                209,930
                                                           -----------
NET ASSETS - 100.0%............................            $29,863,862
                                                           ===========
*    Non-income producing security.
**   See Note 1 to Financial Statements.
a Non-Pennsylvania Company as defined in the Fund's current prospectus (the aggregate value of such securities amounted to $5,202,724 as of December 31, 1995).





















10                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)              DECEMBER 31, 1995
------------------------------------------------------------------------------
ASSETS
Investments in securities at market
   value (cost $22,995,509).............................   $29,653,932
Cash                                                             8,000
Receivables for:
   Dividends and interest...............................        26,669
   Investment securities sold...........................       396,533
   Reimbursement from Adviser...........................        14,000
   Capital shares sold..................................       258,771
                                                           -----------
        Total Assets....................................    30,357,905
                                                           -----------
LIABILITIES
Payables for:
   Investment securities purchased......................       399,238
   Accrued expenses.....................................        78,909
   Capital shares repurchased...........................        15,896
                                                           -----------
        Total Liabilities...............................       494,043
                                                           -----------
NET ASSETS...............................................  $29,863,862
                                                           ===========
NET ASSETS CONSISTED OF:
Shares of beneficial interest,
   no par value, 50,000,000
   authorized; 1,662,083 issued
   and outstanding......................................   $22,168,741
Accumulated net investment loss..........................      (55,711)
Accumulated net realized gain on
   investments..........................................     1,092,409
Unrealized appreciation on investments...................    6,658,423
                                                           -----------
        Total net assets................................   $29,863,862
                                                           ===========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE ($29,863,862/1,662,083
   shares)..............................................        $17.97
                                                                ======
Maximum offering price per share
   (100/95 of net asset value per share)................        $18.92
                                                                ======










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                              11

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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX-MONTH PERIOD ENDED
DECEMBER 31, 1995
------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends............................................    $  158,245
   Interest.............................................        16,964
                                                            ----------
        Total Investment Income.........................       175,209
                                                            ----------
EXPENSES
   Advisory fees........................................        94,389
   12b-1 fees...........................................        43,134
   Administration fees..................................         5,742
   Transfer agent fees..................................        15,251
   Custodial fees.......................................        13,808
   Accounting services fees.............................        15,934
   Professional fees....................................        14,741
   Printing expenses....................................         2,302
   Trustees fees and expenses...........................         2,762
   Miscellaneous expenses...............................        22,857
                                                            ----------
        Total Expenses..................................       230,920
                                                            ----------
NET INVESTMENT LOSS......................................      (55,711)
                                                            ----------
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
   Net realized gain on investment
     transactions.......................................     1,397,462
   Change in unrealized appreciation on
     investments........................................     2,798,290
                                                            ----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS..........................................     4,195,752
                                                            ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS............................    $4,140,041
                                                            ==========















12                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
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                                      FOR THE SIX-MONTH
                                         PERIOD ENDED     FOR THE FISCAL
                                      DECEMBER 31, 1995     YEAR ENDED
                                          (UNAUDITED)     JUNE 30, 1995
                                      -----------------   --------------
OPERATIONS
   Net investment loss................    $  (55,711)        $  (14,949)
   Net realized gain on
     investment transactions..........     1,397,462            442,297
   Change in unrealized
     appreciation on investments......     2,798,290          3,570,194
                                         -----------        -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS........     4,140,041          3,997,542
                                         -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain from investment
     transactions.....................      (747,908)          (174,096)
                                         -----------        -----------
NET INCREASE FROM CAPITAL
   SHARE TRANSACTIONS - Note 2........     6,083,830          6,672,056
                                         -----------        -----------
TOTAL INCREASE IN NET ASSETS..........     9,475,963         10,495,502

NET ASSETS:
   Beginning of period................    20,387,899          9,892,397
                                         -----------        -----------
   End of period......................   $29,863,862        $20,387,899
                                         ===========        ===========





















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                              13

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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
FINANCIAL HIGHLIGHTS
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FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
                                                 PERIODS ENDED
                                 -------------------------------------------
                                  12/31/95(b)   6/30/95   6/30/94 6/30/93(a)
                                  -----------   -------   ------- ----------
Net asset value at beginning
   of period.......................    $15.68    $12.37    $10.98    $10.00
                                       ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss).......     (0.03)    (0.01)    (0.03)     0.03
Net realized and unrealized gains
   on investments..................      2.85      3.54      1.53      0.95
                                       ------    ------    ------    ------
     Total from investment
       operations..................      2.82      3.53      1.50      0.98
                                       ------    ------    ------    ------
LESS DISTRIBUTIONS
Dividends from net investment
   income..........................      0.00      0.00     (0.03)     0.00
Distributions from net realized
   gains...........................     (0.53)    (0.22)    (0.08)     0.00
                                        ------    ------    ------   ------
     Total distributions...........     (0.53)    (0.22)    (0.11)     0.00
                                       ------    ------    ------    ------
Net asset value at end of period...    $17.97    $15.68    $12.37    $10.98
                                       ======    ======    ======    ======
Total return**.....................    18.34%    28.96%    13.75%   13.07%*

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
   (000s omitted)..................   $29,864   $20,388    $9,892    $3,026
Ratio of expenses to average net
   assets before reimbursement
   by Adviser......................    1.83%*     2.00%     2.67%    7.85%*
Ratio of expenses to average net
   assets after reimbursement by
   Adviser.........................       na1     1.91%     2.23%    1.87%*
Ratio of net investment loss to
   average net assets before
   reimbursement by Adviser........  (0.44%)*   (0.20%)   (0.76%)  (5.24%)*
Ratio of net investment income
   (loss) to average net assets
   after reimbursement by Adviser..       na1   (0.10%)   (0.32%)    0.74%*
Portfolio turnover rate............       47%       51%       51%       63%

(a)  From commencement of operations: October 1, 1992.
(b)  For the six-month period ended December 31, 1995 (Unaudited).
*    Annualized.
**   Total return does not reflect 5.0% maximum sales charge.
1    Not applicable: no reimbursements were made by the Adviser.

14                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    DECEMBER 31, 1995
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NOTE 1 - ACCOUNTING POLICIES
  The HomeState Pennsylvania Growth Fund (the "Fund") is a portfolio series of The HomeState Group, a Pennsylvania common law trust operating as a diversified open-end management company registered under the Investment Company Act of 1940, as amended. The Fund was organized on August 26, 1992, and commenced operations on October 1, 1992. Operations up to October 1, 1992 were limited to issuance of 10,000 shares at $10.00 per share to the Fund's investment adviser. Under normal circumstances, the Fund invests a minimum of 65% of its total net assets in the securities of issuers with headquarters or significant operations in the Commonwealth of Pennsylvania. Because of its investment objective, the Fund may be subject to risk from economic changes and political developments occurring within Pennsylvania. Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which were consistently followed by the Fund in the preparation of its financial statements:

  SECURITY VALUATION - Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked price and the closing bid price. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked price and the closing bid price is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

  INCOME RECOGNITION - Interest income is accrued daily. Dividend income is recorded on the ex-dividend date.

  SECURITIES TRANSACTIONS - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the identified cost method.

  DISTRIBUTIONS TO SHAREHOLDERS - The Fund records distributions to shareholders on the ex-dividend date. Net gains realized from securities transactions, if any, will normally be distributed to shareholders in July and December. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

  FEDERAL  INCOME  TAXES - The Fund intends to comply with provisions  of  the
  Internal   Revenue  Code  applicable  to  regulated  investment   companies,
  including the distribution of substantially all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.
                                                                            15
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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-CONTINUED          DECEMBER 31, 1995
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  NOTE 2 - CAPITAL STOCK
  At  December 31, 1995, there were 50,000,000 authorized shares of beneficial
  interest  with  no  par  value.   As of December  31,  1995,  the  Fund  had
  1,662,083 shares issued and outstanding. Capital share transactions for the six-month period ended December 31, 1995 and for the year ended June 30, 1995 were:
                               FOR THE SIX-MONTH PERIOD
                               ENDED DECEMBER 31, 1995      FOR THE YEAR
                                     (UNAUDITED)         ENDED JUNE 30, 1995
                              ------------------------  --------------------
                               SHARES       AMOUNT       SHARES     AMOUNT
                              --------    ----------    --------  ----------
  Sales                       496,901    $8,383,420     670,899  $9,021,148
  Reinvested distributions     41,716       681,246      13,102     161,946
  Redemptions                (176,536)   (2,980,836)   (183,880) (2,511,038)
                             --------    ----------    --------  ----------
  Net increase                362,081    $6,083,830     500,121  $6,672,056
                             ========    ==========    ========  ==========

NOTE 3 - INVESTMENT TRANSACTIONS
  Purchases   and  sales  of  investment  securities,  other  than  short-term investments, aggregated $10,995,678 and $5,779,748, respectively, for the six-month period ended December 31, 1995.

  At December 31, 1995, net unrealized appreciation for reporting and Federal income tax purposes aggregated $6,658,423, of which $7,542,167 related to appreciated securities and $883,744 related to depreciated securities.

NOTE 4 - EXPENSES AND TRANSACTIONS WITH AFFILIATED PARTIES
  Emerald Advisers, Inc. serves as the investment adviser (the "Adviser") to the Fund for which it receives investment advisory fees from the Fund. The fee is based on average net assets at the annual rate of 0.75% on assets up to and including $250 million, 0.65% for assets in excess of $250 million and up to and including $500 million, 0.55% for assets in excess of $500 million and up to and including $750 million, and 0.45% for assets in excess of $750 million. For the six-month period ended December 31, 1995, the Fund had incurred investment advisory fees of $94,389. Under the terms of the investment advisory agreement which expires on December 31, 1996, Emerald Advisers, Inc. will reimburse the Fund if the Fund's total expenses exceed the most restrictive expense limitation in effect by a state regulatory agency where the Fund's shares are registered for purchase. The Adviser may also voluntarily reimburse the Fund for certain expenses. For the six-month period ended December 31, 1995, the Adviser made no voluntary expense reimbursements. At December 31, 1995, Emerald Advisers, Inc. owned 100 shares of the Fund.

  Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of Wilmington Trust Company, is the sole distributor of Fund shares pursuant to a Distribution Agreement with the Fund dated as of November 20, 1995. The Fund has adopted a distribution services plan (the "Plan") under Rule
  12b-1 of the Investment Company Act of 1940.   The  Plan allows the Fund to

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THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-CONTINUED          DECEMBER 31, 1995
------------------------------------------------------------------------------
  reimburse RSD for a portion of the costs incurred in distributing the Fund's shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.35% of the Fund's average daily net assets. During the period from November 20, 1995, through December 31, 1995, the Fund incurred expenses totaling $11,469 pursuant to the Plan. Prior to November 20, 1995, Fund/Plan Broker Services, Inc. served as the principal underwriter and distributor of Fund shares. During the period from July 1, 1995, through November 19, 1995, the Fund incurred expenses totaling $31,665 pursuant to the Plan.

  Pursuant to separate Administration, Accounting Services and Transfer Agency Agreements with the Fund, each dated November 20, 1995, Rodney
  Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company, serves as administrator, accounting and transfer agent. During the period from November 20, 1995 through December 31, 1995, the Fund paid RSMC administration fees totaling $5,742, accounting services fees totaling $5,164 and transfer agent fees totaling $4,999.

  Prior to November 20, 1995, Fund/Plan Services, Inc. served as the transfer and dividend disbursing agent and provided accounting and pricing services for the Fund. During the period from July 1, 1995 through November 19, 1995, the Fund paid Fund/Plan Services, Inc. transfer agency fees totaling $10,252, and accounting and pricing services fees totaling $10,770.

  The Fund's Declaration of Trust provides that each Trustee affiliated with the Fund's Adviser shall serve without compensation and each Trustee who is not so affiliated shall receive fees from the income of the Fund, and expense reimbursements for each Trustees meeting attended. An unaffiliated Trustee's annual fee shall not exceed $1,000. A member of the Fund's Board of Trustees who is not affiliated with the Adviser is employed as a practicing attorney and is a partner in the law firm of Duane, Morris & Heckscher, the Fund's legal counsel.




















                                                                            17
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                    THE HOMESTATE PENNSYLVANIA GROWTH FUND

           INVESTMENT ADVISER                      BOARD OF TRUSTEES:
           ------------------                      ------------------
         EMERALD ADVISERS, INC.                      BRUCE E. BOWEN
             LANCASTER, PA                      KENNETH G. MERTZ II, CFA
                                                 SCOTT C. PENWELL, Esq.
              DISTRIBUTOR                            SCOTT L. REHR
              -----------                           H.J. ZOFFER, PHD
    RODNEY SQUARE DISTRIBUTORS, INC.
             WILMINGTON, DE                         FUND MANAGEMENT
                                                    ---------------
           ADMINISTRATOR AND                     EMERALD ADVISERS, INC.
             TRANSFER AGENT                      1857 WILLIAM PENN WAY
            ----------------                         P.O. BOX 10666
  RODNEY SQUARE MANAGEMENT CORPORATION            LANCASTER, PA 17605
             WILMINGTON, DE
                                                  SHAREHOLDER SERVICES
               CUSTODIAN                          --------------------
               ---------                  RODNEY SQUARE MANAGEMENT CORPORATION
       CORESTATES FINANCIAL CORP.                    P.O. BOX 8987
            PHILADELPHIA, PA                   WILMINGTON, DE 19899-9752

        INDEPENDENT ACCOUNTANTS                    TELEPHONE NUMBERS
        -----------------------                    -----------------
          PRICE WATERHOUSE LLP             THE FUND           (800) 232-0224
            PHILADELPHIA, PA                 THE FUND (VIA
                                             THE INTERNET)    HSPGX@AOL.COM
             LEGAL COUNSEL                 MARKETING / BROKER
             -------------                   SERVICES         (800) 232-OK-PA
       DUANE, MORRIS & HECKSCHER           SHAREHOLDER
             HARRISBURG, PA                  SERVICES         (800) 892-1351

                                                 DAILY NEWSPAPER QUOTES
                                                 ----------------------
                                                       "HomeStPA"
                                                     SYMBOL: HSPGX


   THIS REPORT IS FOR THE GENERAL INFORMATION OF FUND SHAREHOLDERS. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE CONSULT A COPY OF THE FUND'S
    CURRENT PROSPECTUS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY A COPY OF
                            THE CURRENT PROSPECTUS.

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